UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              142

Form 13F Information Table Value Total:              $203,852
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
AMLI Residential Properties Tr       STOCK  001735109    3,726     127,000    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101    6,668     214,200    SH              SOLE      NONE                   NONE
Arden Realty Inc                     STOCK  039793104    3,150     107,100    SH              SOLE      NONE                   NONE
Associated Estates Realty Corp       STOCK  045604105    3,401     422,500    SH              SOLE      NONE                   NONE
Bedford Property Investors           STOCK  076446301      380      13,000    SH              SOLE      NONE                   NONE
BNP Residential Properties Inc       STOCK  05564T103    1,720     130,900    SH              SOLE      NONE                   NONE
Brandywine Realty Trust              STOCK  105368203      435      16,000    SH              SOLE      NONE                   NONE
BPP Liquidating Trust                STOCK  12232C108        1      11,000    SH              SOLE      NONE                   NONE
Colonial Properties Trust            STOCK  195872106    1,614      41,900    SH              SOLE      NONE                   NONE
                                 PREFERRED
Commercial Net Lease Realty          STOCK  202218111      167       6,352    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103    4,663     271,116    SH              SOLE      NONE                   NONE
Cornerstone Realty Income Trus       STOCK  21922V102    2,415     275,400    SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co          STOCK  225756105    5,046     313,000    SH              SOLE      NONE                   NONE
Developers Diversified Realty        STOCK  251591103    5,168     146,104    SH              SOLE      NONE                   NONE
Duke Realty Corp                     STOCK  264411505      127       4,000    SH              SOLE      NONE                   NONE
Equity Media Holdings Corp           STOCK  294725100    2,522     139,500    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206    3,227      77,600    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103    9,060     245,651    SH              SOLE      NONE                   NONE
Five Star Quality Care Inc           STOCK  33832D106        6       1,353    SH              SOLE      NONE                   NONE
Frontline Capital Group              STOCK  35921N101        0         640    SH              SOLE      NONE                   NONE
Lion Gables Residential Trust        STOCK  362418105    5,909     173,900    SH              SOLE      NONE                   NONE
Glenborough Realty Trust Inc         STOCK  37803P105    3,353     182,700    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102    7,484     338,350    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421915109    4,712     196,000    SH              SOLE      NONE                   NONE
Health Care REIT Inc                 STOCK  42217K106    4,781     147,100    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421946104    3,842     102,500    SH              SOLE      NONE                   NONE
Heritage Property Investment T       STOCK  42725m107    1,212      44,800    SH              SOLE      NONE                   NONE
Highwoods Properties Inc             STOCK  431284108    4,547     193,500    SH              SOLE      NONE                   NONE
Hospitality Properties Trust         STOCK  44106M102    1,366      32,300    SH              SOLE      NONE                   NONE
Hovnanian Enterprises Inc            STOCK  442487203      208       6,000    SH              SOLE      NONE                   NONE
HRPT Properties Trust                STOCK  40426W101    6,988     698,100    SH              SOLE      NONE                   NONE
iStar Financial Inc                  STOCK  45031U101      400      10,000    SH              SOLE      NONE                   NONE
Keystone Property Trust              STOCK  493596100    5,332     221,900    SH              SOLE      NONE                   NONE
CRT Properties Inc                   STOCK  500228101      925      40,000    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101    5,501     276,300    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104    2,135      51,600    SH              SOLE      NONE                   NONE
Malan Realty Investors Inc           STOCK  561063108       25       5,000    SH              SOLE      NONE                   NONE
Mid-America Apartment Communit       STOCK  59522J103    7,521     198,500    SH              SOLE      NONE                   NONE
Mills Corp/The                       STOCK  601148109    3,255      69,700    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104    2,072      76,200    SH              SOLE      NONE                   NONE
National Health Realty Inc           STOCK  635905102      907      53,600    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104    5,634     298,100    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106    5,688     243,510    SH              SOLE      NONE                   NONE
NVR Inc                              STOCK  62944T105      291         600    SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc       STOCK  681936100       90       9,000    SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves       STOCK  709102107    8,347     243,694    SH              SOLE      NONE                   NONE
PMC Commercial Trust                 STOCK  693434102       35       2,400    SH              SOLE      NONE                   NONE
Post Properties Inc                  STOCK  737464107    4,031     138,300    SH              SOLE      NONE                   NONE
Price Legacy Corp                    STOCK  74144P502       10         550    SH              SOLE      NONE                   NONE
Prime Group Realty Trust             STOCK  74158J103      534     101,200    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202    4,248     175,300    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104      584      14,000    SH              SOLE      NONE                   NONE
Reckson Associates Realty Corp       STOCK  75621k106    1,313      47,800    SH              SOLE      NONE                   NONE
Senior Housing Properties Trus       STOCK  81721M109       45       2,700    SH              SOLE      NONE                   NONE
Shurgard Storage Centers LLC         STOCK  82567D104      150       4,000    SH              SOLE      NONE                   NONE
Simon Property Group Inc             STOCK  828806109      309       6,000    SH              SOLE      NONE                   NONE
Sizeler Property Investors Inc       STOCK  830137105    1,624     176,300    SH              SOLE      NONE                   NONE
Sovran Self Storage Inc              STOCK  84610H108    2,856      74,800    SH              SOLE      NONE                   NONE
Taubman Centers Inc                  STOCK  876664103       46       2,000    SH              SOLE      NONE                   NONE
Macerich Co/The                      STOCK  554382101    3,935      82,200    SH              SOLE      NONE                   NONE
Ryland Group Inc                     STOCK  783764103      235       3,000    SH              SOLE      NONE                   NONE
Toll Brothers Inc                    STOCK  889478103      254       6,000    SH              SOLE      NONE                   NONE
U.S. Restaurant Properties           STOCK  902971100    2,863     188,500    SH              SOLE      NONE                   NONE
U-Store-It Trust                     STOCK  910197102    1,325      67,000    SH              SOLE      NONE                   NONE
VelocityHSI Inc                      STOCK  92257K102        0       1,260    SH              SOLE      NONE                   NONE
Vornado Operating Inc                STOCK  92904N103        0         250    SH              SOLE      NONE                   NONE

3M Co                                STOCK  88579Y101      972      10,800    SH              SOLE      NONE                   NONE
Abbott Laboratories                  STOCK  002824100      815      20,000    SH              SOLE      NONE                   NONE
Rio Tinto Alcan Inc                  STOCK  013716105      128       3,100    SH              SOLE      NONE                   NONE
Alcoa Inc                            STOCK  013817101       86       2,600    SH              SOLE      NONE                   NONE
Altria Group Inc                     STOCK  02209S103    1,251      25,000    SH              SOLE      NONE                   NONE
American Electric Power Co Inc       STOCK  025537101      362      11,300    SH              SOLE      NONE                   NONE
American Express Co                  STOCK  025816109      863      16,800    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101      305       9,800    SH              SOLE      NONE                   NONE
Archer-Daniels-Midland Co            STOCK  039483102      109       6,500    SH              SOLE      NONE                   NONE
Avon Products Inc                    STOCK  054303102      452       9,800    SH              SOLE      NONE                   NONE
Bank One Corp                        STOCK  06423A103      520      10,200    SH              SOLE      NONE                   NONE
Bank of America Corp                 STOCK  060505104      965      11,409    SH              SOLE      NONE                   NONE
Bristol-Myers Squibb Co              STOCK  110122108    1,041      42,500    SH              SOLE      NONE                   NONE
Cadbury PLC                          STOCK  127209302      217       6,200    SH              SOLE      NONE                   NONE
Capital One Financial Corp           STOCK  14040H105      821      12,000    SH              SOLE      NONE                   NONE
CIGNA Corp                           STOCK  125509109    1,170      17,000    SH              SOLE      NONE                   NONE
Citigroup Inc                        STOCK  172967101      707      15,200    SH              SOLE      NONE                   NONE
Coca-Cola Co/The                     STOCK  191216100      500       9,900    SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                 STOCK  194162103      444       7,600    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103      213      12,400    SH              SOLE      NONE                   NONE
Consolidated Edison Inc              STOCK  209115104      545      13,700    SH              SOLE      NONE                   NONE
Del Monte Foods Co                   STOCK  24522P103       12       1,161    SH              SOLE      NONE                   NONE
Duke Energy Corp                     STOCK  264399106      199       9,800    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206      208       5,000    SH              SOLE      NONE                   NONE
FedEx Corp                           STOCK  31428X106      139       1,700    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103      254       6,900    SH              SOLE      NONE                   NONE
General Electric Co                  STOCK  369604103      518      16,000    SH              SOLE      NONE                   NONE
General Mills Inc                    STOCK  370334104      290       6,100    SH              SOLE      NONE                   NONE
Gillette Co/The                      STOCK  375766102      259       6,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102      164       7,400    SH              SOLE      NONE                   NONE
HJ Heinz Co                          STOCK  423074103      361       9,200    SH              SOLE      NONE                   NONE
Hewlett-Packard Co                   STOCK  428236103    1,106      52,400    SH              SOLE      NONE                   NONE
Hospira Inc                          STOCK  441060100       55       2,000    SH              SOLE      NONE                   NONE
IBM                                  STOCK  459200101      793       9,000    SH              SOLE      NONE                   NONE
JC Penney Co Inc                     STOCK  708160106      302       8,000    SH              SOLE      NONE                   NONE
Kellogg Co                           STOCK  487836108      243       5,800    SH              SOLE      NONE                   NONE
Keycorp                              STOCK  493267108      227       7,600    SH              SOLE      NONE                   NONE
Kimberly-Clark Corp                  STOCK  494368103       53         800    SH              SOLE      NONE                   NONE
Kraft Foods Inc                      STOCK  50075N104       41       1,300    SH              SOLE      NONE                   NONE
Kroger Co/The                        STOCK  501044101      160       8,800    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101      225      11,300    SH              SOLE      NONE                   NONE
Eli Lilly & Co                       STOCK  532457108      587       8,400    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104      244       5,900    SH              SOLE      NONE                   NONE
Maytag Corp                          STOCK  578592107      542      22,100    SH              SOLE      NONE                   NONE
MBNA Corp                            STOCK  55262L100      665      25,800    SH              SOLE      NONE                   NONE
Medco Health Solutions Inc           STOCK  58405U102      795      21,192    SH              SOLE      NONE                   NONE
Merck & Co Inc/NJ                    STOCK  589331107    1,254      26,400    SH              SOLE      NONE                   NONE
Microsoft Corp                       STOCK  594918104    1,142      40,000    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104      128       4,700    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104       83       4,400    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106      231       9,900    SH              SOLE      NONE                   NONE
Nokia OYJ                            STOCK  654902204      611      42,000    SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                       STOCK  713448108      194       3,600    SH              SOLE      NONE                   NONE
Pfizer Inc                           STOCK  717081103      747      21,800    SH              SOLE      NONE                   NONE
Piper Jaffray Cos                    STOCK  724078100        9         208    SH              SOLE      NONE                   NONE
Procter & Gamble Co/The              STOCK  742718109      120       2,200    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202       61       2,500    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104       58       1,400    SH              SOLE      NONE                   NONE
Sara Lee Corp                        STOCK  803111103      329      14,300    SH              SOLE      NONE                   NONE
Schering-Plough Corp                 STOCK  806605101      296      16,000    SH              SOLE      NONE                   NONE
Travelers Cos Inc/The                STOCK  792860108       12         285    SH              SOLE      NONE                   NONE
Target Corp                          STOCK  87612E106      726      17,100    SH              SOLE      NONE                   NONE
Walt Disney Co/The                   STOCK  254687106      127       5,000    SH              SOLE      NONE                   NONE
Time Warner Inc                      STOCK  887317105      186      10,600    SH              SOLE      NONE                   NONE
TJX Cos Inc                          STOCK  872540109      654      27,100    SH              SOLE      NONE                   NONE
United Parcel Service Inc            STOCK  911312106      105       1,400    SH              SOLE      NONE                   NONE
US Bancorp                           STOCK  902973304      965      35,000    SH              SOLE      NONE                   NONE
Verizon Communications Inc           STOCK  92343V104      688      19,000    SH              SOLE      NONE                   NONE
CBS Corp                             STOCK  925524100       51       1,400    SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                  STOCK  931142103      681      12,900    SH              SOLE      NONE                   NONE
Walgreen Co                          STOCK  931422109      435      12,000    SH              SOLE      NONE                   NONE
Waste Management Inc                 STOCK  94106L109      184       6,000    SH              SOLE      NONE                   NONE
Wells Fargo & Co                     STOCK  949746101      836      14,600    SH              SOLE      NONE                   NONE
Wendy's International Inc            STOCK  950590109       49       1,400    SH              SOLE      NONE                   NONE
WM Wrigley Jr Co                     STOCK  982526105      101       1,600    SH              SOLE      NONE                   NONE
Wyeth                                STOCK  983024100    1,443      39,900    SH              SOLE      NONE                   NONE